Quarterly financial information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2024
Quarterly financial information (Unaudited)
Schedule of additional paid-in capital

	As Reported		As Restated
	Additional paid-in		Additional paid-in
	capital	Adjustment	capital

Balance at January 1, 2024	25,531	—	25,531
Other comprehensive income	(138)	—	(138)
Total comprehensive income for the period	(138)	—	(138)
Share-based payments and exercise of options	300	—	300
Repurchase of shares under the put options and expiration of the put options	—	3,964	3,964
Total transactions with shareholders	300	3,964	4,264
Balance at June 30, 2024	25,693	3,964	29,657

Schedule of quarterly financial information

		As Reported	Adjustment	As Restated
		Six months ended	Six months ended	Six months ended
	Note	June 30, 2024	June 30, 2024	June 30, 2024
Revenue	7	212,755	—	212,755
Costs and expenses
Cost of revenue:
Platform commissions	7,25	(46,408)	—	(46,408)
Game operation cost	8	(25,208)	—	(25,208)
Other operating income		719	—	719
Selling and marketing expenses	9	(110,541)	—	(110,541)
General and administrative expenses	10	(16,131)	—	(16,131)
Impairment loss on trade and loan receivables and change in fair value of loans receivable	16,18,28	(2,073)	2,073	—
Total costs and expenses		(199,642)	2,073	(197,569)
Profit from operations		13,113	2,073	15,186
Other financial income	14,24	3,964	(3,964)	—
Finance income	11	1,721	—	1,721
Finance expenses	11	(3,926)	—	(3,926)
Change in fair value of share warrant obligation and other financial instruments	21,28	265	—	265
Share of loss of equity - accounted associates		—	(2,073)	(2,073)
Profit before income tax		15,137	(3,964)	11,173
Income tax expense	12	(1,864)	—	(1,864)
Profit for the period net of tax		13,273	(3,964)	9,309
Attributable to equity holders of the Company		13,273	(3,964)	9,309
Items that are or may be reclassified subsequently to profit or loss		623	—	623
Foreign currency translation difference		761	—	761
Other		(138)	—	(138)
Total comprehensive income for the period, net of tax		13,896	(3,964)	9,932
Attributable to equity holders of the Company		13,896	(3,964)	9,932
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	6	0.73	(0.22)	0.51
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	6	0.72	(0.22)	0.50